Eaton Vance

Focused Growth Opportunities Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 2.2%
Raytheon Co.	31,025	$5,413,862

		$5,413,862

Auto Components — 3.1%
Aptiv PLC	117,316	$7,512,917

		$7,512,917

Banks — 2.8%
Bank of America Corp.	262,091	$6,971,621

		$6,971,621

Biotechnology — 5.2%
Argenx SE ADR(1)(2)	35,473	$4,385,527
Bluebird Bio, Inc.(1)(2)	28,505	3,418,320
Vertex Pharmaceuticals, Inc.(1)	30,133	5,007,502

		$12,811,349

Building Products — 2.9%
Fortune Brands Home & Security, Inc.	146,118	$7,022,431

		$7,022,431

Capital Markets — 3.2%
Charles Schwab Corp. (The)	187,748	$7,812,194

		$7,812,194

Chemicals — 1.0%
Ecolab, Inc.	13,647	$2,512,276

		$2,512,276

Commercial Services & Supplies — 2.5%
Waste Connections, Inc.	64,519	$6,106,078

		$6,106,078

Communications Equipment — 1.5%
Arista Networks, Inc.(1)	14,714	$3,598,897

		$3,598,897

Electrical Equipment — 1.8%
AMETEK, Inc.	52,785	$4,322,564

		$4,322,564

Electronic Equipment, Instruments & Components — 1.8%
Zebra Technologies Corp., Class A(1)	25,861	$4,433,610

		$4,433,610

Entertainment — 4.5%
Spotify Technology SA(1)	43,622	$5,478,051
Walt Disney Co. (The)	41,666	5,501,578

		$10,979,629

Security	Shares	Value
Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	83,961	$6,391,951
Intuitive Surgical, Inc.(1)	12,734	5,919,400

		$12,311,351

Health Care Providers & Services — 1.7%
UnitedHealth Group, Inc.	17,475	$4,225,455

		$4,225,455

Hotels, Restaurants & Leisure — 1.2%
Wynn Resorts, Ltd.	26,954	$2,892,973

		$2,892,973

Interactive Media & Services — 13.3%
Alphabet, Inc., Class C(1)	17,297	$19,089,488
Facebook, Inc., Class A(1)	62,130	11,026,211
IAC/InterActiveCorp.(1)	11,221	2,478,158

		$32,593,857

Internet & Direct Marketing Retail — 8.8%
Amazon.com, Inc.(1)	12,228	$21,705,556

		$21,705,556

IT Services — 9.8%
GoDaddy, Inc., Class A(1)	90,868	$6,760,579
Visa, Inc., Class A	107,187	17,292,479

		$24,053,058

Pharmaceuticals — 4.2%
AstraZeneca PLC ADR	100,319	$3,749,924
Merck & Co., Inc.	82,780	6,557,004

		$10,306,928

Road & Rail — 1.9%
CSX Corp.	64,067	$4,771,069

		$4,771,069

Semiconductors & Semiconductor Equipment — 4.8%
Micron Technology, Inc.(1)	93,564	$3,051,122
QUALCOMM, Inc.	130,397	8,713,128

		$11,764,250

Software — 13.0%
Adobe, Inc.(1)	25,504	$6,909,033
Intuit, Inc.	32,938	8,064,869
Microsoft Corp.	47,319	5,852,414
SailPoint Technologies Holding, Inc.(1)	192,068	3,374,635
salesforce.com, Inc.(1)	51,870	7,853,637

		$32,054,588

Specialty Retail — 3.5%
Lowe’s Cos., Inc.	91,499	$8,535,027

		$8,535,027

Total Common Stocks (identified cost $193,987,839)		$244,711,540

Short-Term Investments — 0.0%(3)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.53%(4)	8,251	$8,251

Total Short-Term Investments (identified cost $8,251)		$8,251

Total Investments — 99.7% (identified cost $193,996,090)		$244,719,791

Other Assets, Less Liabilities — 0.3%		$709,366

Net Assets — 100.0%		$245,429,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at May 31, 2019. The aggregate market value of securities on loan at May 31, 2019 was $5,899,736 and the total market value of the collateral received by the Fund was $6,133,030, comprised of U.S. Government and/or agencies securities.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2019 was $19,066.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$244,711,540	*	$—	$—	$244,711,540
Short-Term Investments	—		8,251	—	8,251
Total Investments	$244,711,540		$8,251	$—	$244,719,791

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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